Offerings	Oct. 28, 2025
Offering: 1
Offering:
Fee Previously Paid	false
Rule 457(r)	true
Security Type	Equity
Security Class Title	Common Shares, no par value
Fee Rate	0.01381%
Offering Note	a. The securities registered hereunder include such indeterminate number of common shares, warrants, share purchase contracts, subscription receipts and units or any combination thereof as may be sold from time to time by the Registrant. There are also being registered hereunder an indeterminate number of each class of identified securities as shall be issuable upon conversion, exchange or exercise of any securities that provide for such issuance. In addition, any securities registered hereunder may be sold separately or as units with other securities registered hereunder. The securities which may be offered pursuant to this registration statement include, pursuant to Rule 416 of the Securities Act of 1933, as amended (the "Securities Act"), such additional number of common shares of the Registrant that may become issuable as a result of any stock split, stock dividends or similar event. b. In reliance on Rule 456(b) and Rule 457(r) under the Securities Act, Trilogy Metals Inc. hereby defers payment of the registration fee required in connection with this Registration Statement.
Offering: 2
Offering:
Fee Previously Paid	false
Rule 457(r)	true
Security Type	Equity
Security Class Title	Warrants to Purchase Common Shares
Fee Rate	0.01381%
Offering Note	See Notes a and b
Offering: 3
Offering:
Fee Previously Paid	false
Rule 457(r)	true
Security Type	Other
Security Class Title	Share Purchase Contracts
Fee Rate	0.01381%
Offering Note	See Notes a and b
Offering: 4
Offering:
Fee Previously Paid	false
Rule 457(r)	true
Security Type	Other
Security Class Title	Subscription Receipts
Fee Rate	0.01381%
Offering Note	See Notes a and b
Offering: 5
Offering:
Fee Previously Paid	false
Rule 457(r)	true
Security Type	Other
Security Class Title	Units
Fee Rate	0.01381%
Offering Note	Consisting of any combination of common stock and warrants. See also Notes a and b